INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Expenses)/Benefits
	For the years ended December 31,
	2014	2015	2016

Income tax benefits /(expenses):
Current	$(988)	$(480)	$(50)
Deferred	2,500	(5,941)	(4,433)

	1,512	(6,421)	(4,483)

Schedule of Deferred Income Tax Assets and Liabilities
	As of December 31,
	2015	2016
Deferred tax assets:
Allowance for doubtful accounts	$899	$4,083
Employee education fee excess	6	-
Depreciation of property and equipment	127	-
Amortization of intangible assets and concession fees	2,274	1,606
Net operating loss carry forwards	15,404	30,697
Valuation allowance	(14,186)	(36,386)

Total deferred tax assets	4,524	-

Deferred tax liabilities:
Acquired intangible assets	91	-

Total deferred tax liabilities	$91	$-

ScheduleOfEffectiveIncomeTaxRateReconciliation
	For the years ended December 31,
	2014	2015	2016

Net loss before provision for income taxes	$(53,414)	$(74,202)	$(84,726)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(13,354)	(18,551)	(21,182)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	217	300	158
Tax effect of tax losses not recognized	10	-	-
Tax effect of other permanent differences	360	330	1,681
Changes in valuation allowance	2,748	9,276	22,200
Effect of preferential tax rates granted to PRC entities	7,912	14,404	642
Effect of income tax rate difference in other jurisdictions	595	662	984

Income tax expenses/ (benefits)	$(1,512)	$6,421	$4,483

Effective tax rates	2.8%	(8.7)%	(5.3)%